Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31,
	2022	2021
Cost
Computers, software and manufacturing equipment	$43,089	$14,916
Leasehold improvement	148,712	-
Office furniture and equipment	125,282	17,684

Total cost	317,083	32,600

Total accumulated depreciation	33,293	16,089

Property, Plant and Equipment, net	$283,790	$16,511